                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06530

Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended December 31, 2003

MARKET CONDITIONS

The six months ended December 31, 2003, was a period of record low yields in the municipal money market. After its latest cut in the federal funds rate target on June 25, 2003, the Federal Reserve Open Market Committee (the "Fed") indicated that it intended to remain in an accommodative stance for a considerable period in an attempt to get the economy back onto a solid footing. The short end of the tax-free money market yield curve was largely flat through much of the year, though it inverted in the last quarter as seasonal redemptions pushed yields for the shortest maturities higher. Yields on municipal money market paper were highly attractive relative to taxable instruments. Among one-year maturities the ratio of municipals to taxable yields exceeded 90 percent for much of the year and for overnight paper the ratio at times rose above 100 percent.

The accommodative monetary policy appeared to be having a positive effect as corporate profits and overall GDP growth began to show signs of life. As the year drew to a close, these improvements were reflected in better prospects for most municipalities, with tax receipts on the rise and the general trend toward widespread credit downgrades slowing. Many states worked to close budget gaps through a combination of increased fees and service cuts as well as one-time measures such as tobacco bond receipts and long-term refinancing. New York and California continued to lead the country in both issuance and deficits, with California experiencing downgrades in its general obligation bond ratings by both Standard & Poor's and Moody's.

Against this backdrop, the issuance of traditional notes rose considerably in 2003. Rising deficits led many issuers to turn to the capital markets for temporary borrowing to meet shortfalls in cash flow. Long-term bond issuance also rose as many states and local issuers moved to lock in low financing rates for capital expenditures and to refinance higher-cost debt. Overall municipal issuance for calendar year 2003 exceeded the record levels of 2002, setting a new all-time high.

PERFORMANCE ANALYSIS

As of December 31, 2003, Active Assets California Tax-Free Trust had net assets of more than $762 million. For the six-month period ended December 31, 2003, the Fund provided a total return of 0.16 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield of 0.53 percent and a current yield of 0.53 percent, while its 30-day moving average yield for December was 0.44 percent. Past performance is no guarantee of future results.

The general shape of the yield curve and the very low level of interest rates reduced incentives for extending the portfolio's maturity structure. As a result, Active Assets California Tax-Free Trust spent the period with an emphasis on the short-to-intermediate maturity range within the municipal money market. This approach had the added benefit of positioning the Fund defensively against any potential increases in interest rates at the short end of the curve. The uncertain state of the economy also made us largely unwilling to introduce added interest-rate risk into the Fund's portfolio.

Our general caution was reflected in the Fund's composition. By the end of the period, the portfolio was comprised of 75 to 80 percent short-term variable rate paper, with the remainder in short-term tax-exempt commercial paper and fixed-rate municipal notes. As always, we remained highly selective in our security selection and thoroughly screened potential purchases to ensure that they met the Fund's credit criteria. We were especially cautious in our purchases of longer fixed-rate paper, given California's ongoing budgetary difficulties.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal Obligations                 75.8%
   Commercial Paper                                    14.5
   Municipal Notes                                      9.7

   MATURITY SCHEDULE
     1-30 Days                                         80.1%
    31-60 Days                                          5.6
    61-90 Days                                          0.0
    91-120 Days                                         0.0
   121+ Days                                           14.3

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES.

2. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC. SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.*

----------------------------------------------------
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*         VALUE
---------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (78.6%)
            ABAG Finance Authority for Nonprofit Corporations,
 $ 3,600      Computer History Museum Ser 2002........................   1.18%   01/08/04   $  3,600,000
   8,400      Episcopal Homes Foundation Ser 2000 COPs................   1.28    01/08/04      8,400,000
   7,000      Lease Purchase 2003 Ser A...............................   1.30    01/08/04      7,000,000
  12,800    Antelope Valley Union High School District, School
              Facility Bridge Funding 2002 Ser C (FSA)................   1.04    01/08/04     12,800,000
  15,300    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge Ser B (Ambac)....................................   1.16    01/08/04     15,300,000
  20,000    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)........   1.12    01/08/04     20,000,000
  11,970    California Alternative Energy Source Finance Authority,
              General Electric Capital Corp-Arroyo Energy 1993 Ser B
              (AMT)...................................................   1.15    01/08/04     11,970,000
   8,400    California Department of Water Resources,
              Power Supply Ser B Subser B-1 & B-6.....................   1.27    01/02/04      8,400,000
            California Educational Facilities Authority,
   5,000      California Institute of Technology Ser 1994.............   1.10    01/08/04      5,000,000
  15,165      Stanford University Ser L-5.............................   1.05    01/08/04     15,165,000
   4,220    California Health Facilities Financing Authority,
              Adventist Health System/West 1998 Ser B (MBIA)..........   1.27    01/02/04      4,220,000
            California Housing Finance Agency,
   5,000      Home Mortgage 2002 Ser M (AMT)..........................   1.29    01/02/04      5,000,000
  15,000      Home Mortgage 2003 Ser F (AMT) (FSA)....................   1.11    01/08/04     15,000,000
            California Pollution Control Financing Authority,
  10,485      Chevron USA Inc Ser 1984 B..............................   1.10    06/15/04     10,486,309
   5,000      Solid Waste Disposal Waste Management Inc Ser 2002 A
              (AMT)...................................................   1.29    01/08/04      5,000,000
   2,000    California Statewide Communities Development Authority,
              Sutter Health Ser 1995 COPs (Ambac).....................   1.27    01/02/04      2,000,000
  32,015    California Transit Finance Authority, Ser 1997 (FSA)......   1.25    01/08/04     32,015,000
  10,000    Chino Basin Financing Authority, Inland Empire Utilities
              Agency Ser 2002 A (Ambac)...............................   1.03    01/08/04     10,000,000
  15,000    Contra Costa County, Multifamily The Park Regency
              Ser 2003 Ser F (AMT)....................................   1.20    01/08/04     15,000,000
   9,000    Eastern Municipal Water District, Water & Sewer Ser 1993 B
              COPs (FGIC).............................................   1.20    01/08/04      9,000,000
  21,000    Elsinore Valley Municipal Water District, Ser 2000 A COPs
              (FGIC)..................................................   1.10    01/08/04     21,000,000
  10,900    Fremont, Creekside Village Multifamily Ser 1985 D.........   1.16    01/08/04     10,900,000
   9,000    Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)...........   1.10    01/08/04      9,000,000
   7,000    Glendale Financing Authority, 2000 Police Building COPs...   1.25    01/08/04      7,000,000
   8,000    Golden Empire Schools Financing Authority, Kern High
              School District Ser 2001................................   1.12    01/08/04      8,000,000

4
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*         VALUE
---------------------------------------------------------------------------------------------------------
            Irvine Assessment District,
 $ 7,150      No 87-8, Improvement Bond Act 1915......................   1.27%   01/02/04   $  7,150,000
   8,550      No 93-14, Improvement Bond Act 1915.....................   1.26    01/02/04      8,550,000
   2,600    Kern Water Bank Authority, Ser 2003 A.....................   1.10    01/08/04      2,600,000
  11,700    Lancaster, Antelope Pines Apartment Ser 2001 A............   1.25    01/08/04     11,700,000
            Los Angeles, Multifamily
  30,000      1985 Ser K..............................................   1.20    01/08/04     30,000,000
   2,025      1994 Ser A (AMT)........................................   1.35    01/02/04      2,025,000
  16,100    Los Angeles, Wastewater System Ser 2001 A & B (FGIC)......   1.15    12/09/04     16,100,000
  22,100    Los Angeles Community Redevelopment Agency, Grand
              Promenade Ser 2002......................................   1.20    01/08/04     22,100,000
  10,000    Los Angeles Convention and Exhibition Center Authority,
              Ser 2003 F (Ambac)......................................   0.97    06/16/04     10,000,000
  16,095    Los Angeles County Metropolitan Transportation Authority,
              Sales Tax Ser 1993-A (MBIA).............................   1.10    01/08/04     16,095,000
            Los Angeles Department of Water & Power,
  12,000      Power System 2001 Ser B Subser B-1......................   1.20    01/08/04     12,000,000
  15,000      Water System 2001 Ser B Subser B-1......................   1.25    01/08/04     15,000,000
   6,500      Water System 2001 Ser B Subser B-6......................   1.27    01/02/04      6,500,000
            Metropolitan Water District of Southern California,
   8,000      Water 1999 Ser C........................................   1.25    01/08/04      8,000,000
  13,700      Water 2000 Ser B-2......................................   1.07    01/08/04     13,700,000
   2,000      Water 2000 Ser B-3......................................   1.26    01/02/04      2,000,000
  15,600    Monterey Peninsula Water Management District, Wastewater
              Ser 1992 COPs...........................................   1.25    01/08/04     15,600,000
   5,150    Newport Beach, Hoag Memorial Hospital Presbyterian Ser
              1996 B & C..............................................   1.30    01/02/04      5,150,000
  27,700    Oakland-Alameda County Coliseum Authority, Oakland
              Coliseum 2000 Refg Ser C-1..............................   1.20    01/08/04     27,700,000
   3,000    Orange County Housing Authority, Oasis Martinique Refg
              1998 Issue I............................................   1.24    01/08/04      3,000,000
   5,000    Pasadena, City Hall & Park Improvement Ser 2003 COPs
              (Ambac).................................................   1.20    01/08/04      5,000,000
   4,500    Pomona Redevelopment Agency, Park & Plaza Apartments Ser
              1998 A..................................................   1.20    01/08/04      4,500,000
  11,700    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 B COPs (MBIA)...................   1.11    01/08/04     11,700,000
   6,950    Redlands, Orange Village Apartments 1988 Ser A (AMT)......   1.15    01/08/04      6,950,000
  15,000    San Bernardino County, Medical Center Financing Ser 1998
              COPs (MBIA).............................................   1.11    01/08/04     15,000,000
  11,275    San Francisco City & County, Folsom-Dore Apartments Ser
              2002 A (AMT)............................................   1.33    01/08/04     11,275,000

                                                                               5
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+     DATE*         VALUE
---------------------------------------------------------------------------------------------------------
 $ 3,400    San Francisco City & County Finance Corporation, Moscone
              Center Ser 2000-1 (Ambac)...............................   1.25%   01/08/04   $  3,400,000
   7,500    San Francisco City & County Redevelopment Agency, Bayside
              Village Multifamily Ser 1985 A..........................   1.22    01/08/04      7,500,000
  13,400    San Jose Redevelopment Agency, Merged Area 1996 Ser B.....   1.15    01/08/04     13,400,000
   9,000    Southern California Public Power Authority, Transmission
              Refg Ser 2001 A (FSA)...................................   1.10    01/08/04      9,000,000
   5,120    Turlock Irrigation District, Ser 1988 A...................   1.12    01/08/04      5,120,000
                                                                                            ------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
              (Cost $599,071,309)........................................................    599,071,309
                                                                                            ------------

                                                                               YIELD TO
                                                                               MATURITY
                                                          COUPON   MATURITY   ON DATE OF
                                                           RATE      DATE      PURCHASE
                                                          ------   --------   ----------
            California Tax-Exempt Commercial Paper (15.0%)
   5,404    California Department of Water Resources Ser
              1.........................................   1.05%   01/22/04      1.05%        5,404,000
  10,000    California Infrastructure & Economic
              Development Bank, Salvation Army Western
              Territory Ser 2001........................   1.08    01/28/04      1.08        10,000,000
            East Bay Municipal Utility District,
  10,000      Water System Ser 1997.....................   0.97    02/10/04      0.97        10,000,000
  10,000      Water System Ser 1997.....................   1.05    01/14/04      1.05        10,000,000
  11,500      Water System Ser 1997.....................   1.05    02/18/04      1.05        11,500,000
  10,000    Los Angeles County Metropolitan
              Transportation Authority, 2nd Sub Sales
              Tax Ser A                                    0.90    01/13/04..    0.90        10,000,000
            San Diego County Water Authority,
   7,500      Ser 1.....................................   0.96    01/27/04      0.96         7,500,000
   8,000      Ser 1.....................................   1.02    02/10/04      1.02         8,000,000
   8,000      Ser 1.....................................   1.02    02/13/04      1.02         8,000,000
   6,400    San Gabriel Valley Council of Governments,
              Alameda Corridor-East GANs................   0.97    02/10/04      0.97         6,400,000
            University of California Regents,
  12,000      Ser A.....................................   0.88    01/08/04      0.88        12,000,000
  10,000      Ser A.....................................   1.05    01/13/04      1.05        10,000,000
   6,000      Ser A.....................................   1.05    01/14/04      1.05         6,000,000
                                                                                           ------------
            Total California Tax-Exempt Commercial Paper
              (Cost $114,804,000).......................................................    114,804,000
                                                                                           ------------

6
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

                                                                               YIELD TO
PRINCIPAL                                                                      MATURITY
AMOUNT IN                                                 COUPON   MATURITY   ON DATE OF
THOUSANDS                                                  RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Municipal Notes
            (10.1%)
 $30,000    California School Cash Reserve Program
              Authority, 2003 Pool Ser A (Ambac), dtd
              07/03/03..................................   2.00%   07/06/04      0.90%     $ 30,167,388
  14,795    California Statewide Communities Development
              Authority, 2003 Ser A-1 TRANs (FSA), dtd
              07/01/03..................................   2.00    06/30/04      0.88        14,876,217
   8,540    Los Angeles County, 2003-2004 Ser A TRANs,
              dtd 07/01/03..............................   2.00    06/30/04      0.85         8,588,151
  15,000    Santa Cruz County, 2003-2004 TRANs, dtd
              07/02/03..................................   2.00    07/01/04      0.91        15,080,554
            Puerto Rico
   8,000    Puerto Rico, Ser 2004 TRANs, dtd 10/15/03...   2.00    07/30/04      1.00         8,045,850
                                                                                           ------------
            Total California Tax-Exempt Short-Term Municipal Notes
              (Cost $76,758,160)........................................................     76,758,160
                                                                                           ------------
            Total Investments
              (Cost $790,633,469) (a)(b)......................................   103.7%     790,633,469

            Liabilities in Excess of Other Assets.............................   (3.7)      (28,534,234)
                                                                                 -----     ------------
            Net Assets........................................................   100.0%    $762,099,235
                                                                                 =====     ============

---------------------

    AMT      Alternative Minimum Tax.
   COPs      Certificates of Participation.
   GANs      Grant Anticipation Notes.
   TRANs     Tax and Revenue Anticipation Notes.
     +       Rate shown is rate in effect at December 31, 2003.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Securities have been designated as collateral in an amount equal to $29,797,686 in connection with the purchase of
             delayed delivery securities.
    (b)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.

                                                                               7
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $790,633,469).......................................  $790,633,469
Cash........................................................       123,486
Interest receivable.........................................     1,595,995
Prepaid expenses............................................        19,591
                                                              ------------
    Total Assets............................................   792,372,541
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    29,797,686
    Investment management fee...............................       323,532
    Distribution fee........................................        68,246
Accrued expenses and other payables.........................        83,842
                                                              ------------
    Total Liabilities.......................................    30,273,306
                                                              ------------
    Net Assets..............................................  $762,099,235
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $762,094,569
Accumulated undistributed net investment income.............         4,666
                                                              ------------
    Net Assets..............................................  $762,099,235
                                                              ============
Net Asset Value Per Share,
  762,075,243 shares outstanding (unlimited authorized
shares of $.01 par value)...................................         $1.00
                                                              ============

8
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $3,516,494
                                                              ----------
Expenses
Investment management fee...................................   1,810,958
Distribution fee............................................     382,494
Transfer agent fees and expenses............................      44,867
Professional fees...........................................      27,773
Shareholder reports and notices.............................      20,306
Custodian fees..............................................      16,504
Registration fees...........................................      10,349
Trustees' fees and expenses.................................       8,227
Other.......................................................      10,598
                                                              ----------
    Total Expenses..........................................   2,332,076

Less: expense offset........................................     (16,445)
                                                              ----------
    Net Expenses............................................   2,315,631
                                                              ----------
Net Investment Income.......................................  $1,200,863
                                                              ==========

                                                                               9
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2003   JUNE 30, 2003
                                                              -----------------   -------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  1,200,863      $  4,959,218
Dividends to shareholders from net investment income........      (1,200,762)       (4,959,654)
Net decrease from transactions in shares of beneficial
  interest..................................................        (348,575)         (207,445)
                                                                ------------      ------------
    Net Decrease............................................        (348,474)         (207,881)
Net Assets:
Beginning of period.........................................     762,447,709       762,655,590
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $4,666 and $4,565, respectively).........................    $762,099,235      $762,447,709
                                                                ============      ============

10
                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2003, aggregated $726,159,800 and $791,980,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,283. At December 31, 2003, the Fund had an accrued pension liability of $53,228 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2003   JUNE 30, 2003
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    1,190,582,630      2,216,990,398
Shares issued in reinvestment of dividends..................        1,200,762          4,959,654
                                                               --------------     --------------
                                                                1,191,783,392      2,221,950,052
Shares redeemed.............................................   (1,192,131,967)    (2,222,157,497)
                                                               --------------     --------------
Net decrease in shares outstanding..........................         (348,575)          (207,445)
                                                               ==============     ==============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Active Assets California Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                     FOR THE YEAR ENDED JUNE 30,
                                             MONTHS ENDED      ---------------------------------------------------------
                                           DECEMBER 31, 2003     2003        2002        2001        2000        1999
                                           -----------------   ---------   ---------   ---------   ---------   ---------
                                              (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.....       $  1.00         $  1.00     $  1.00     $  1.00     $  1.00    $   1.00
                                                -------         -------     -------     -------     -------    --------

Net income from investment operations....         0.002           0.006       0.011       0.026       0.026       0.023

Less dividends from net investment
 income..................................        (0.002)         (0.006)     (0.011)     (0.026)     (0.026)     (0.023)
                                                -------         -------     -------     -------     -------    --------

Net asset value, end of period...........       $  1.00         $  1.00     $  1.00     $  1.00     $  1.00    $   1.00
                                                =======         =======     =======     =======     =======    ========

Total Return.............................          0.16%(2)        0.63%       1.15%       2.68%       2.60%       2.31%

Ratios to Average Net Assets:
Expenses (before expense offset).........          0.61%(3)        0.60%       0.60%       0.59%       0.61%       0.63%(1)

Net investment income....................          0.31%(3)        0.63%       1.14%       2.64%       2.55%       2.28%

Supplemental Data:
Net assets, end of period, in
 thousands...............................      $762,099        $762,448    $762,656    $759,089    $697,703    $625,753

---------------------

(1)  Does not reflect the effect of expense offset of 0.01%.
(2)  Not annualized.
(3)  Annualized.

14
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. Fore more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Semiannual Report
December 31, 2003

[MORGAN STANLEY LOGO]

13676B04-AP-2/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       3